TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Carryforward losses and tax credit	$ 12,249	$ 8,456
Deferred revenues	6,237	6,897
Unrealized loss on marketable securities	296	1,281
ROU assets	2,234	2,289
Temporary differences	9,566	9,327
Deferred tax assets before valuation allowance	30,582	28,250
Valuation allowance	(8,434)	(5,162)
Net deferred tax assets	22,148	23,088
Intangible assets, including goodwill	(4,547)	(4,529)
Operating lease liabilities	(2,242)	(2,289)
Depreciable assets	(1,043)	(1,299)
Deferred tax liability	(7,832)	(8,117)
Net deferred tax assets	$ 14,316	$ 14,971